Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Changes to Investments in Joint Ventures
	Before reorganization
	Raízen Combustíveis	Raízen Energia	Reorganization (note 2)	Raízen S.A.
Shares issued by the joint venture	1,661,418,472	7,243,283,198	1,447,807,814	10,352,509,484
Shares held by Cosan	830,709,236	3,621,641,599	105,246,282	4,557,597,117
Cosan ownership interest	50%	50%	-6%	44.02%

At January 1, 2020	3,212,601	4,336,359	—	7,548,960
Interest in earnings of joint ventures	332,240	250,761	—	583,001
Other comprehensive (losses) income	376,053	(446,001)	—	(69,948)
Interest on capital	(73,388)	—	—	(73,388)
Dividends	—	(417)	—	(417)
At December 31, 2020	3,847,506	4,140,702	—	7,988,208
Interest in earnings of joint ventures (i)	448,124	(72,609)	4,215,116	4,590,631
Other comprehensive (losses) income	215,787	(491,548)	(73,416)	(349,177)
Interest on capital (ii)	(100,318)	—	(122,480)	(222,798)
Corporate reorganization (Note 2)	—	(3,204,832)	3,204,832	—
Dividends (ii)	(716,230)	(371,713)	17,742	(1,070,201)
At December 31, 2021	3,694,869	—	7,241,794	10,936,663

(i)   As disclosed in Note 2, the conclusion of Raízen's IPO and the acquisition of Biosev resulted in two capitalizations in Raízen's equity of R$6,599,987 and R$2,347,281, respectively. Such capitalizations resulted in a dilution of Cosan S.A.'s interest in Raízen without the loss of shared control, keeping the investment classified as a joint venture. The following are the gains and losses recognized for the period:

Summary of gains and losses recognized in income under investment in joint venture
Reduction on previously held interest	(896,817)
Increase in investment due to cash contribution by non-controlling shareholders in the IPO	2,929,872
Exercise of subscription bonus - Hédera	1,043,347
Other comprehensive income *	(82,243)
Gain on dilution	2,994,159
Profit for the year under the equity method	1,596,472
Interest in earnings of joint venture	4,590,631

* Reclassification as part of the partial disposal.